DEBT - Credit Facilities (Details) $ in Millions	Dec. 15, 2022 USD ($)	Nov. 04, 2021 USD ($)	Dec. 14, 2022 USD ($)	Nov. 05, 2021 USD ($)
Bottom of range [member] | London Interbank Offered Rate Libor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		two
Top of range [member] | London Interbank Offered Rate Libor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		three
Amended Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt term		4 years
Borrowing capacity	$ 250.0	$ 120.0	$ 200.0	$ 200.0
Amended Credit Facility [Member] | After Three Years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing capacity		$ 150.0
Amended Stepped Down Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	175.0		$ 150.0
Accordion Option [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50.0
Accordion Option [Member] | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure of detailed information about borrowings [line items]
Applicable loan margins increased	0.25
Accordion Option [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings increase in commitment fees interest rate	0.09
Accordion Option [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings increase in commitment fees interest rate	0.12